SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2018
Computers
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Furniture and fittings
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives description	Over the shorter of lease term or the estimated useful lives of the assets
Motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	6 years